Employee Benefits - Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate (Detail) - Discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Japanese plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	¥ 93,079	¥ 99,814
Effects on defined benefit obligations from a increase in the discount rate	83,077	88,788
Foreign plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	86,569	103,059
Effects on defined benefit obligations from a increase in the discount rate	¥ 78,153	¥ 91,523